PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,294,112	$ 327,436	¥ 4,362,309		¥ 2,925,709
Prepaid expenses and other current assets	2,520,657	359,770	1,938,054
Term deposit - current	3,328,423	475,061	1,127,541
Total current assets	14,430,947	2,059,710	10,731,599
Non-current assets:
Total non-current assets	15,870,637	2,265,195	12,394,327
Total assets	30,301,584	4,324,905	23,125,926
Current liabilities
Amounts due to subsidiaries	269,316	38,440	273,081
Accrued expenses and other current liabilities	4,148,323	592,085	3,034,205
Payable for equity litigants settlement	149,900	21,393	119,560
Total current liabilities	8,506,620	1,214,139	6,689,077
Total liabilities	13,162,225	1,878,628	10,053,206
Mezzanine equity:
Total Mezzanine equity	1,514,660	216,185	1,514,660
Shareholders' equity:
Additional paid-in capital	17,278,391	2,466,122	16,705,240
Accumulated deficits	(2,438,985)	(348,113)	(5,953,788)
Accumulated other comprehensive income	331,642	47,335	438,536
Total Company's ordinary shareholders' equity	15,624,699	2,230,092	11,558,060
Total liabilities, mezzanine equity and shareholders' equity	30,301,584	4,324,905	23,125,926
Class A ordinary shares
Shareholders' equity:
Shares	¥ 24	$ 3	¥ 24
Equity, par value (in US dollars per share) | $ / shares		$ 0.000002		$ 0.000002
Equity, shares authorized (in shares)	19,692,307,693	19,692,307,693	19,692,307,693
Equity, shares issued (in shares)	2,158,141,800	2,158,141,800	2,124,695,348
Equity, shares outstanding (in shares)	2,158,141,800	2,158,141,800	2,124,695,348
Class B ordinary shares
Shareholders' equity:
Shares | ¥	¥ 2		¥ 2
Equity, par value (in US dollars per share) | $ / shares		$ 0.000002		0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Equity, shares issued (in shares)	136,172,004	136,172,004	144,778,552
Equity, shares outstanding (in shares)	136,172,004	136,172,004	144,778,552
Convertible senior preferred shares
Mezzanine equity:
Total Mezzanine equity	¥ 1,514,660	$ 216,185	¥ 1,514,660
Shareholders' equity:
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002		0.000002
Mezzanine equity, shares authorized (in shares)	307,692,307	307,692,307	307,692,307
Mezzanine equity, shares issued (in shares)	295,384,619	295,384,619	295,384,619
Mezzanine equity, shares outstanding (in shares)	295,384,619	295,384,619	295,384,619
Parent Company | Reportable Legal Entities
Current assets:
Cash and cash equivalents	¥ 16,590	$ 2,368	¥ 639,488
Prepaid expenses and other current assets	15,844	2,261	21,153
Term deposit - current	210,189	30,000	656,820
Total current assets	13,807,943	1,970,789	13,551,118
Non-current assets:
Investments in subsidiaries and VIE	4,616,572	658,917	(38,667)
Total non-current assets	4,616,572	658,917	(38,667)
Total assets	18,424,515	2,629,706	13,512,451
Current liabilities
Accrued expenses and other current liabilities	6,452	921	9,757
Payable for equity litigants settlement	149,887	21,393	119,560
Total current liabilities	1,285,156	183,429	439,731
Total liabilities	1,285,156	183,429	439,731
Mezzanine equity:
Total Mezzanine equity	1,514,660	216,185	1,514,660
Shareholders' equity:
Additional paid-in capital	17,278,391	2,466,122	16,705,240
Accumulated deficits	(1,985,360)	(283,368)	(5,585,742)
Accumulated other comprehensive income	331,642	47,335	438,536
Total Company's ordinary shareholders' equity	15,624,699	2,230,092	11,558,060
Total liabilities, mezzanine equity and shareholders' equity	18,424,515	2,629,706	13,512,451
Parent Company | Reportable Legal Entities | Related Party
Current assets:
Amounts due from subsidiaries	13,565,320	1,936,160	12,233,657
Current liabilities
Amounts due to subsidiaries	1,128,817	161,115	310,414
Parent Company | Reportable Legal Entities | Class A ordinary shares
Shareholders' equity:
Shares	¥ 24	$ 3	¥ 24
Equity, par value (in US dollars per share) | $ / shares		$ 0.000002		0.000002
Equity, shares authorized (in shares)	19,692,307,693	19,692,307,693	19,692,307,693
Equity, shares issued (in shares)	2,158,141,800	2,158,141,800	2,124,695,348
Equity, shares outstanding (in shares)	2,158,141,800	2,158,141,800	2,124,695,348
Parent Company | Reportable Legal Entities | Class B ordinary shares
Shareholders' equity:
Shares | ¥	¥ 2		¥ 2
Equity, par value (in US dollars per share) | $ / shares		$ 0.000002		0.000002
Equity, shares authorized (in shares)	5,000,000,000	5,000,000,000	5,000,000,000
Equity, shares issued (in shares)	136,172,004	136,172,004	144,778,552
Equity, shares outstanding (in shares)	136,172,004	136,172,004	144,778,552
Parent Company | Reportable Legal Entities | Convertible senior preferred shares
Mezzanine equity:
Total Mezzanine equity	¥ 1,514,660	$ 216,185	¥ 1,514,660
Shareholders' equity:
Mezzanine equity, par value (in US dollars per share) | $ / shares		$ 0.000002		$ 0.000002
Mezzanine equity, shares authorized (in shares)	307,692,307	307,692,307	307,692,307
Mezzanine equity, shares issued (in shares)	295,384,619	295,384,619	295,384,619
Mezzanine equity, shares outstanding (in shares)	295,384,619	295,384,619	295,384,619